Earnings per unit and cash distributions	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The calculations of basic and diluted earnings per unit are presented below.

(In US$ millions,except per unit amounts)	Three months ended March 31,
	2014	2013

Net income allocated to:
Common unitholders	$19.8	$12.1
Subordinated unitholders	—	8.1
Seadrill Member Interest (1)	—	10.9
Net income attributable to Seadrill Partners LLC owners	$19.8	$31.1

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	46,539	24,815
Subordinated unitholders	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.42	$0.49
Subordinated unitholders	$0.00	$0.49

Cash distributions declared and paid in the period per unit (2):	$0.4450	$0.2906
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	$0.5075	$0.3875

(1)
Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in 2013 is $0.3 million allocated to the Incentive distribution rights.

(2)	Refers to cash distribution declared and paid during the period.

(3)	Refers to cash distribution declared and paid subsequent to the period end.

Earnings per unit is calculated as described in Note 17 to the Company's Consolidated and Combined Carve-Out Financial Statements for the year ended December 31, 2013 included in the Company's Form 20-F filed with the SEC.